Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Compensation and benefits	$ 2,972	$ 2,649
External research and development expenses	2,188	2,985
Professional services	795	663
Property and equipment	217	712
Facility costs	910	2,629
Other liabilities	1,210	1,268
Accrued expenses and other liabilities	$ 8,292	$ 10,906